Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Depreciation expense	$ 1.6	$ 1.4	$ 1.2
Net increase in accumulated depreciation	1.2
Reduction in accumulated depreciation related to change in foreign exchange rates	0.1
Reduction in accumulated depreciation related to disposal of fixed assets	$ 0.3